Investment property - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property [line items]
Investment property, beginning of period	$ 32,132	$ 31,179
Net loss from fair value adjustment	(2,961)	(4,331)
Reclassification to property, plant and equipment	0	(1,380)
Exchange difference	4,159	6,664
Investment property, end of period	33,330	32,132
Cost
Disclosure of detailed information about investment property [line items]
Investment property, beginning of period	32,132
Investment property, end of period	33,330	32,132
Fair value
Disclosure of detailed information about investment property [line items]
Investment property, beginning of period	32,132
Investment property, end of period	$ 33,330	$ 32,132